Note 5 - Environmental and Reclamation Activities (Tables)	12 Months Ended
Dec. 31, 2023
Environmental and Reclamation Activities [Abstract]
Schedule of Reclamation and Closure Costs Liabilities

	2023	2022
Operating properties:
Greens Creek	$39,893	$37,212
Lucky Friday	12,022	13,343
Keno Hill	3,360	4,514
Casa Berardi	11,157	11,352
Non-operating properties:
Nevada Operations	30,539	28,171
San Sebastian	2,061	1,989
Troy mine	5,238	6,980
Johnny M	10,148	8,961
All other sites	6,039	4,477

Total	120,457	116,999
Reclamation and closure costs, current	(9,660)	(8,591)

Reclamation and closure costs, long-term	$110,797	$108,408

Schedule of Reclamation and Closure Costs Activities

Balance at January 31, 2021	$116,048
Accruals for estimated costs	4,952
Accretion expense	6,454
Revision of estimated cash flows due to changes in reclamation plans	(8,781)
Payment of reclamation obligations	(5,442)

Balance at December 31, 2021	113,231
Accruals for estimated costs	2,874
Accretion expense	5,995
Revision of estimated cash flows due to changes in reclamation plans	452
Payment of reclamation obligations	(5,553)

Balance at December 31, 2022	116,999
Accruals for estimated costs	2,952
Accretion expense	7,740
Revision of estimated cash flows due to changes in reclamation plans	(29)
Payment of reclamation obligations	(7,205)

Balance at December 31, 2023	$120,457

Schedule of Change in Asset Retirement Obligation

	2023	2022
Balance January 1	$96,620	$95,033
Changes in obligations due to changes in reclamation plans	(29)	452
Accretion expense	7,740	5,995
Payment of reclamation obligations	(5,264)	(4,860)

Balance at December 31	$99,067	$96,620